SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of basic and diluted loss per ordinary share

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	Three Months Ended March 31, 2021	For the Period from January 24, 2020 (Inception) through March 31, 2020
Class A ordinary shares subject to possible redemption
Numerator: Earnings attributable to ordinary shares subject to possible redemption
Interest earned on marketable securities held in Trust Account	$55,031	$—
Unrealized gain (loss) on marketable securities held in Trust Account	—	—
Less: interest available to be withdrawn for payment of taxes	—	—

Net income attributable	$55,031	$—

Denominator: Weighted Average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	61,746,986	—

Basic and diluted net income per share, Class A ordinary shares subject to possible redemption	$0.00	$0.00

Non-Redeemable Ordinary Shares
Numerator: Net Loss minus Net Earnings
Net loss	$16,179,940	$(9,069)
Less: Net income allocable to Class A ordinary shares subject to possible redemption	(55,031)	—

Non-Redeemable Net Loss	$16,124,909	$(9,069)

Denominator: Weighted Average Non-redeemable ordinary shares
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	28,815,514	15,750,000

Basic and diluted net loss per share, Non-redeemable ordinary shares	$0.56	$(0.00)

Non-redeemable common stock includes Founder Shares and non-redeemable shares of common stock as these shares do not have any redemption features. Non-redeemable common stock participates in the income or loss on marketable securities based on non-redeemable common stock shares’ proportionate interest.

For the Period from January 24, 2020 (Inception) through December 31, 2020
Common stock subject to possible redemption
Numerator: Earnings allocable to Class A Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	181,127
Unrealized gain on marketable securities held in Trust Account	3,375

Net income allocable to shares subject to possible redemption	$184,502

Denominator: Weighted Average Class A Common stock subject to possible redemption

Basic and diluted weighted average shares outstanding	63,958,721

Basic and diluted net income per share	$0.00

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(25,872,350)
Net income allocable to Class A Common stock subject to possible redemption	184,502

Non-Redeemable Net Loss	$(26,056,852)

Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding	21,242,273

Basic and diluted net loss per share	$(1.23)

Micromidas, Inc.
Schedule of Cash, Cash Equivalents, and Restricted Cash

Cash, cash equivalents, and restricted cash consisted of the following:

	March 31, 2021	December 31, 2020
Cash and cash equivalents	$8,872,007	$1,309,183
Restricted cash	564,520	564,519

Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	9,436,527	1,873,703

Cash, cash equivalents, and restricted cash consisted of the following at December 31:

	2020	2019
Cash and cash equivalents	$1,309,183	$3,047,208
Restricted cash	564,520	564,520

Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$1,873,703	$3,611,728

Schedule of Estimated Useful Lives of Assets	The estimated useful lives of assets are as follows:

Computer Equipment	3 years
Office Furniture	5 years
Machinery and Equipment	5 years
Leasehold Improvements	1-5 years
The estimated useful lives of assets are as follows:

Computer equipment	3 Years
Office furniture	5 Years
Machinery and equipment	5 Years
Leasehold Improvements	1-5 Years